Income Taxes (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Sep. 30, 2026	Mar. 31, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Effective income tax rate reconciliation, percent	16.00%		18.80%	6.70%	18.80%
Income tax (expense)/benefit	$ 11.7		$ 30.3	$ 15.3	$ 25.0
Deferred tax benefit, economic transition adjustment						$ 23.5
Pillar 2 top-up tax charge						$ 21.4
Release of discrete benefit		$ 21.4